Victory Sycamore Mid Cap Value Portfolio Investment Objectives and Goals - Victory Sycamore Mid Cap Value Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Victory Sycamore Mid Cap Value Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	High total return by investing in equity securities of mid-sized companies.